4. NOTES RECEIVABLE, RELATED PARTIES	12 Months Ended
Dec. 31, 2014
Notes Receivable Related Parties
4. NOTE RECEIVABLE, RELATED PARTIES

On December 27, 2013 the Company entered into an unsecured short-term note agreement for $65,814 ($70,000 Canadian) with a related party through common director. The note bears interest at the Bank of Canada prime rate plus 1%. The borrower may repay the entire loan including outstanding interest at any time by advising the Company of the intent to pay fifteen days prior to the anticipated date of retirement.

For the year ended December 31, 2014 the Company advanced an additional $42,727 ($47,000 Canadian) under the short-term note agreements. The Company recognized $3,406 and $Nil in accrued interest income for the years ended December 31, 2014 and 2013, under the terms of the note agreements. The balance of the notes receivable, including accrued interest at December 31, 2014 was $104,096.

On November 13, 2014 and December 9, 2014 the Company entered into several unsecured short-term note agreements for an aggregate $60,582 ($69,000 Canadian) with a second related party (the Company and the related party have a common director). The notes bear interest at the Bank of Canada prime rate plus 1%. The borrower may repay the entire loan including outstanding interest at any time by advising the Company of the intent to pay fifteen days prior to the anticipated date of retirement.

The Company recognized $231 and $Nil in accrued interest income for the years ended December 31, 2014 and 2013, under the terms of the note agreements. The balance of the notes receivable, including accrued interest, at December 31, 2014 was $59,697.

Further to all aforementioned note agreement(s), the Company retains the right to enter into an option agreement with the borrower for development rights on its oil sands leases in Alberta. Any outstanding balances payable under the note agreement(s) may be applied towards option payments owing, should the Company elect to exercise its right to enter into an option agreement. Management expects the notes receivable to be paid or converted to an option agreement within one year and has classified the notes as a current assets on the balance sheet.